PANORAMA SERIES FUND, INC.
                    LifeSpan Capital Appreciation Portfolio
                           LifeSpan Balanced Portfolio
                      LifeSpan Diversified Income Portfolio

                      Supplement dated June 6, 2000 to the
                          Prospectus dated May 1, 2000


      The Prospectus is revised as follows:

1. The supplements dated May 11, 2000 and June 1, 2000 to the Prospectus dated May 1, 2000 are replaced by this supplement.

2. The box captioned "International Stock Component" on page 16 is hereby deleted and replaced with the following:

----------------------------------------------------------------------
                    International Stock Component
----------------------------------------------------------------------
----------------------------------------------------------------------
                       Year Became
Portfolio Manager   Portfolio Manager       Business Experience
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       Vice  President of the Manager
                                       and of Panorama  Series  Fund,
                                       Inc.;     an    officer    and
                                       portfolio   manager  of  other
Alan Gilston              2000         Oppenheimer   funds;   he  has
                                       been  employed  as a portfolio
                                       manager by the  Manager  since
                                       1997.
----------------------------------------------------------------------

3. The box captioned "Value/Growth and Growth/Income Stock Components" on page 17 is hereby deleted and replaced with the following:

----------------------------------------------------------------------
           Value/Growth and Growth/Income Stock Components
----------------------------------------------------------------------
----------------------------------------------------------------------
                       Year Became
Portfolio Manager   Portfolio Manager       Business Experience
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       Vice  President of the Manager
                                       and of Panorama  Series  Fund,
                                       Inc.;     an    officer    and
                                       portfolio   manager  of  other
Alan Gilston              2000         Oppenheimer   funds;   he  has
                                       been  employed  as a portfolio
                                       manager by the  Manager  since
                                       1997.
----------------------------------------------------------------------

4.    The  box  captioned  "Short-Term  Bonds  and  Government/Corporate   Bonds
      Components" on page 17 is hereby deleted and replaced with the following:

----------------------------------------------------------------------
     Short-Term Bonds and Government/Corporate Bonds Components
----------------------------------------------------------------------
----------------------------------------------------------------------
                       Year Became
Portfolio Manager   Portfolio Manager       Business Experience
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       Senior Vice  President  of the
                                       Manager;  an  officer of other
                                       Oppenheimer  funds;   formerly
                                       Managing  Director  and Senior
John Kowalik              2000         Portfolio      Manager      at
                                       Prudential Global Advisors.
----------------------------------------------------------------------



      June 6, 2000                                       PANPS.011

                     PANORAMA SERIES FUND, INC.
                        Supplement  dated  June  6,  2000  to the  Statement  of
                Additional Information dated May 1, 2000


      The Statement of Additional Information is revised as follows:

1. The Supplements dated May 11, 2000 and June 1, 2000 to the Statement of Additional Information dated May 1, 2000 are replaced by this supplement.

      The first sentence of the biography of George Evans on page 40 is deleted and replaced with the following:

      George Evans, Vice President and Portfolio Manager of International Growth Fund/VA, Age: 40
      Two World Trade Center, New York, NY 10048-0203

2. The first sentence of the biography of Alan Gilston on page 40 is deleted and replaced with the following:

      Alan Gilston, Vice President and Portfolio Manager of the Small Cap stock component and the International stock component of LifeSpan Capital Appreciation Portfolio and LifeSpan Balanced Portfolio, and Portfolio Manager of the Value/Growth and Growth/Income stock components of the LifeSpan Portfolios, Age: 41

3. The first sentence of the biography of John S. Kowalik on page 40 is deleted and replaced with the following:

      John Kowalik, Vice President and Portfolio Manager of Government Securities Portfolio and Portfolio Manager of the Short-Term Bonds and Government/Corporate Bonds components of the LifeSpan Portfolios, Age: 42

4. The biographies for Messrs. Antos, Libera, Strathearn and White on pages 39, 40 and 41 are hereby deleted.



      June 6, 2000                                       PANPX.012